Document and Entity Information	Dec. 29, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001043219
Document Type	8-K
Document Period End Date	Dec. 29, 2025
Entity Registrant Name	Annaly Capital Management Inc
Entity Incorporation State Country Code	MD
Entity File Number	1-13447
Entity Tax Identification Number	22-3479661
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	696-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NLY
Security Exchange Name	NYSE
A 6.95 Series F Fixedto Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.95% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NLY.F
Security Exchange Name	NYSE
A 6.50 Series G Fixedto Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.50% Series G Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NLY.G
Security Exchange Name	NYSE
M 6.75 Series I Fixed To Floating Rate Cumulative Redeemable Preferred Stock 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.75% Series I Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NLY.I
Security Exchange Name	NYSE
M 8.875 Series J Fixed Rate Cumulative Redeemable Preferred Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.875% Series J Fixed-Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NLY.J
Security Exchange Name	NYSE